PROMISSORY NOTES (Details Narrative)						9 Months Ended	12 Months Ended
	Jun. 27, 2023	Jun. 27, 2023	Aug. 02, 2022 USD ($)	Jan. 21, 2021 USD ($) a	Mar. 19, 2018 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 06, 2023 USD ($) a shares	Sep. 05, 2023 USD ($)	Sep. 01, 2023 USD ($)	Aug. 11, 2023 USD ($)	Dec. 15, 2020 USD ($)
Short-Term Debt [Line Items]
Debt discount and stock payable						$ 25,654	$ 33,034	$ 213,081
Principal balance outstanding						$ 2,184,762	$ 2,674,762	1,889,762
Victrix LLC [Member] | Promissory Note [Member]
Short-Term Debt [Line Items]
Acres of land | a									80
Debt instrument face amount									$ 400,000
Debt instrument, interest rate									20.00%
Collatrized shares of common stock | shares									2,000,000
Redwood Trust [Member]
Short-Term Debt [Line Items]
Acres of land | a				80
Debt instrument face amount				$ 1,787,000
Debt instrument, interest rate				12.00%		12.00%	12.00%
Debt instrument, periodic payment				$ 17,870
Debt instrument, maturity date				Feb. 01, 2023
Payments for mortgage deposits				$ 387,000
Debt instrument, extended maturity date	Jan. 01, 2024	Jan. 01, 2025
Principal balance outstanding						$ 1,352,000	$ 1,787,000	1,787,000
Interest expense debt							254,648
Accrued interest							649	73,040
Interest paid							263,377
Cash Call, Inc [Member]
Short-Term Debt [Line Items]
Debt instrument face amount			$ 23,641		$ 75,000
Debt instrument, interest rate					94.00%
Debt instrument, periodic payment			$ 3,152
Debt instrument, maturity date					Aug. 01, 2020
Debt discount and stock payable					$ 7,500
Principal balance outstanding						24,785	24,785	24,785
Christopher Elder [Member]
Short-Term Debt [Line Items]
Debt instrument face amount													$ 126,477
Debt instrument, interest rate													18.00%
Principal balance outstanding						76,477	76,477	76,477
Interest expense debt						2,868	11,472	11,310
Accrued interest						$ 37,839	$ 34,971	23,500
Bobbie Allen Griffith [Member]
Short-Term Debt [Line Items]
Debt instrument face amount										$ 215,000
Debt instrument, interest rate						15.00%	15.00%			15.00%
Debt instrument, periodic payment							$ 250,000
Debt discount and stock payable							20,777
Principal balance outstanding						$ 250,000	250,000
Interest expense debt						3,875	15,500
Accrued interest						19,375	15,500
Principal balance outstanding						$ 250,000	250,000
Amortization expense							$ 20,777
George Banker [Member]
Short-Term Debt [Line Items]
Debt instrument face amount												$ 150,000
Debt instrument, interest rate						15.00%	15.00%					15.00%
Debt discount and stock payable							$ 5,769
Principal balance outstanding						$ 42,500	97,500
Interest expense debt							22,500
Accrued interest						22,500	22,500
Principal balance outstanding						$ 42,500	97,500
Amortization expense							$ 5,769
George Robles [Member]
Short-Term Debt [Line Items]
Debt instrument face amount											$ 100,000
Debt instrument, interest rate						10.00%	10.00%
Debt discount and stock payable							$ 5,393
Principal balance outstanding						$ 37,500	37,500
Interest expense debt							7,500
Accrued interest						7,500	7,500
Amortization expense							$ 5,393
George Robles [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate											5.00%
George Robles [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate											10.00%
Kitchner [Member]
Short-Term Debt [Line Items]
Debt instrument face amount						0
Debt instrument, borrowings						$ 75,000
Kitchner [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate						10.00%